Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income And Expense
Other Operating Income and Expense - Operating Income (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Insurance claims	$1,316	$761	$1,203
Reversal of provisions	—	36	—
Other income	337	280	262
Total	$1,653	$1,077	$1,465

Other Operating Income and Expense - Operating Expenses (Table)
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Taxes other than income taxes	$6,636	$5,272	$4,649
Provisions	55	—	110
Total	$6,691	$5,272	$4,759